Income Taxes (Details) - Schedule of loss before income taxes - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of loss before Income Taxes [Abstract]
Domestic	$ (30,874,000)	$ (47,959,000)	$ (28,725,000)
Foreign	(53,111,000)	(36,628,000)	10,931,000
Loss before income taxes	$ (83,985,000)	$ (84,587,000)	$ (17,794,000)